Schedule of Basic and Diluted Net Loss Per Share (Details) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss attributable to the Cheche’s ordinary shareholders per share
Weighted average basis			24,777,946
Restricted shares	15,141	188,752	523,097
Anti-dilutive effect	1,546,483	944,109	822,952